Debt - Minimum Annual Repayments of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
2015	$ 11,038
2016	4,776
2017	5,635
2018	4,035
2019	2,951
2020 and thereafter	1,159
Total	29,594	29,866
Industrial Activities [Member]
Debt Instrument [Line Items]
2015	2,833
2016	861
2017	1,964
2018	1,719
2019	1,841
2020 and thereafter	961
Total	11,520	11,948
Industrial Activities [Member] | Intersegment Debt [Member]
Debt Instrument [Line Items]
Total	1,341	1,810
Financial services [Member]
Debt Instrument [Line Items]
2015	8,205
2016	3,915
2017	3,671
2018	2,316
2019	1,110
2020 and thereafter	198
Total	24,086	25,408
Financial services [Member] | Intersegment Debt [Member]
Debt Instrument [Line Items]
Total	$ 4,671	$ 5,680